Income taxes - Schedule of Breakdown For Income Taxes (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current taxes	€ (25,497)	€ (26,459)
Deferred taxes	7,445	6,343
Income taxes	€ (18,052)	€ (20,116)